Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Liabilities (Tables)
Schedule of assumptions used fair value derivative liabilities
	2020	2019
Expected volatility	271-322%	219% - 264%
Risk free interest rate	0.3-1.41%	1.55% - 2.34%
Expected life (in years)	0.5-1.5	0.8 – 1.5

Schedule of derivative liabilities measured at fair value
	For The Year Ended December 31, 2020	For The Year Ended December 31, 2019
Embedded Conversion Features – Debt Instruments
Balances, as of the beginning of the year	$87,571	$-
Derivative liabilities recorded upon issuance of debt instruments	301,351	483,331
Extinguishment due to conversion of debt instruments	(1,448,326)	(3,055)
Net changes in fair value included in net loss	1,156,428	(392,705)
Ending balance	$97,024	$87,571

Embedded Conversion Features – Preferred Stock
Balances, as of the beginning of the year	$4,751	$-
Derivative liabilities recorded upon issuance of preferred stock	519,427	207,067
Extinguishment due to conversion of preferred stock	(340,234)	(22,067)
Net changes in fair value included in net loss	(91,193)	(180,249)
Ending balance	$92,751	$4,751

Total ending balance	$189,775	$92,322

Summary of fair value of derivative liabilities on a recurring basis
	Level 3 Carrying Value as of December 31, 2020	Level 3 Carrying Value as of December 31, 2019
Derivative liabilities:
Embedded conversion feature – convertible debt	$97,024	$87,571
Embedded conversion feature – preferred stock	92,751	4,751
	$189,775	$92,322